Taxation - Income tax expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
(Loss)/income before income tax expenses
Income /(loss) before income tax expenses, Overseas entities		¥ 10,593	¥ 2,606	¥ 3,637
Income /(loss) before income tax expenses, PRC entities		(587,062)	(515,768)	(325,820)
Total		(576,469)	(513,162)	(322,183)
Current income tax expenses, Overseas entities		4,669	1,926	5,005
Current income tax expenses		4,669	1,926	5,005
Deferred income tax benefit, Overseas entities		(224)	(199)
Deferred income tax benefit, PRC entities		(103)	(111)	(102)
Deferred income tax benefit		(327)	(310)	(102)
Income tax expenses/(benefit), Overseas entities		4,445	1,727	5,005
Income tax expenses/(benefit), PRC entities		(103)	(111)	(102)
Income tax expenses/(benefit)	$ 667	¥ 4,342	¥ 1,616	¥ 4,903